Lease liability (Tables)	6 Months Ended
Jun. 30, 2026
Lease Liability
Schedule of changes in lease liabilities

	Lessors in Brazil	Lessors abroad	Total
Balance at December 31, 2025	6,646	36,706	43,352
Remeasurement / new contracts	1,728	3,504	5,232
Payment of principal and interest	(1,480)	(3,736)	(5,216)
Interest expenses	324	1,109	1,433
Foreign exchange losses	(234)	(2,242)	(2,476)
Translation adjustment	425	2,220	2,645
Transfers	1	1	2
Balance at June 30, 2026	7,410	37,562	44,972
Current			10,250
Non-current			34,722

	Lessors in Brazil	Lessors abroad	Total
Balance at December 31, 2024	5,484	31,665	37,149
Remeasurement / new contracts	1,130	6,735	7,865
Payment of principal and interest	(1,224)	(3,144)	(4,368)
Interest expenses	232	1,057	1,289
Foreign exchange losses	(379)	(4,249)	(4,628)
Translation adjustment	718	4,248	4,966
Balance at June 30, 2025	5,961	36,312	42,273
Current			9,270
Non-current			33,003

Schedule of main information by class of underlying assets

Nominal Future Payments	2026	2027	2028	2029	2030	2031 onwards	Total (1)
Nominal amounts on June 30, 2026	5,708	9,241	7,637	5,441	4,109	33,715	65,850
(1) On December 31, 2025, the nominal amounts of future payments are US$ 64,647.

Schedule of variable payments and amounts

	Jan-Jun/2026	Jan-Jun/2025
Variable payments	779	473
Up to 1 year maturity	18	6
Variable payments x fixed payments	14%	11%